Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Debt
Debt consisted of the following:

	December 31,
	2021	2020
	(in thousands)
PPP loan	$—	$104
Share settlement note	—	50
Subordinated Facility	16,293	—
Unamortized deferred financing costs, Cargill Credit Agreements	(5,094)	—

Total debt	11,199	154
Share settlement note – short term	—	(50)

Long-term debt, less current portion and Convertible Notes	$11,199	$104